COMMITMENTS AND CONTINGENCIES - Summary of lease cost (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 85,036	$ 255,109